Document and Entity Information	12 Months Ended
Dec. 31, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Aug. 31, 2011
Registrant Name	John Hancock Funds II
Central Index Key	0001331971
Amendment Flag	false
Document Creation Date	Jun. 01, 2012
Document Effective Date	Jun. 01, 2012
Prospectus Date	Dec. 31, 2011